Capital and Funding - Summary of Analysis of Bonds and Other Loans (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total bonds and other loans	[1]	€ 24,585	€ 25,032
Unilever PLC [member] | Bonds and Other Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		2,133	2,216
Unilever PLC [member] | Euro [Member] | 1.500% Notes 2039 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		646	646
Unilever PLC [member] | United Kingdom, Pounds [Member] | 1.875% Notes 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		274	290
Unilever PLC [member] | United Kingdom, Pounds [Member] | 1.125% Notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		387	408
Unilever PLC [member] | United Kingdom, Pounds [Member] | 1.375% Notes 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		276	292
Unilever PLC [member] | United Kingdom, Pounds [Member] | 1.500% Notes 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		550	580
Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		22,452	22,816
Other Group Companies [member] | Netherlands [Member] | 1.625% Notes 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	793	792
Other Group Companies [member] | Netherlands [Member] | 1.750% Bonds 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]		750
Other Group Companies [member] | Netherlands [Member] | 0.500% Notes 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	749	747
Other Group Companies [member] | Netherlands [Member] | 1.375% Notes 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	744	743
Other Group Companies [member] | Netherlands [Member] | 1.125% Bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	697	697
Other Group Companies [member] | Netherlands [Member] | 1.125% Bonds 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	695	694
Other Group Companies [member] | Netherlands [Member] | 0.875% Notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	648	647
Other Group Companies [member] | Netherlands [Member] | 0.500% Bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	645	644
Other Group Companies [member] | Netherlands [Member] | 1.000% Notes 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	598	598
Other Group Companies [member] | Netherlands [Member] | 1.000% Notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	498	498
Other Group Companies [member] | Netherlands [Member] | 0.000% Notes 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	499	498
Other Group Companies [member] | Netherlands [Member] | 0.500% Notes 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	496	495
Other Group Companies [member] | Netherlands [Member] | 0.500% Notes 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	498	498
Other Group Companies [member] | Netherlands [Member] | 0.000% Notes 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]		300
Other Group Companies [member] | Netherlands [Member] | 1.375% Notes 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	643	642
Other Group Companies [member] | Netherlands [Member] | 0.375% Notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	599	599
Other Group Companies [member] | Netherlands [Member] | 1.250% Notes 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	999
Other Group Companies [member] | Netherlands [Member] | 1.750% Notes 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	994
Other Group Companies [member] | Switzerland [Member] | Other Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		16	24
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | Commercial Paper [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,848	1,276
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 4.250% Notes 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		812	892
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 5.900% Bonds 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		809	883
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.900% Notes 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		803	879
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.200% Notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		689	755
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 1.800% Notes 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			714
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.500% Notes 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		641	703
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.000% Notes 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		563	616
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 1.375% Notes 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[3]		489
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.125% Notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		445	488
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.100% Notes 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			446
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.000% Notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		406	444
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.250% Notes 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		404	443
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.100% Notes 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		403	442
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.600% Notes 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		404	442
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.500% Bonds 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		402	441
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.750% Bonds 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		324	356
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.375% Notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		283	309
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 7.250% Bonds 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		238	260
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 6.625% Bonds 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		189	206
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 5.150% Notes 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			135
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 5.600% Bonds 2097 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		74	82
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.125% Notes 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		683	749
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.600% Notes 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		415	457
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 1.375% Notes 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		395
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 0.375% Notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		405
Other Group Companies [member] | Other Countries [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 6	€ 43

[1]	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[2]	As part of Unification, these bonds which were previously issued by Unilever N.V. were transferred to Unilever Finance Netherlands B.V. with effect from 26 November 2020.
[3]	Bond repaid (Make-Whole) on 9 October 2020.